Equity - Schedule of Additional Paid-in Capital (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Class of Stock [Line Items]
Balance beginning		$ 122,505		$ 4,331,815		$ 1,464,959
Issuance of shares as compensation for services	[1]					2,866,856
Balance ending		17,881,176		122,505		$ 4,331,815
Issuance of shares for share-based compensation to consultant	[2]	20,250
Issuance of shares through Equity Line of Credit		12,620,494	[3]	1,936,236	[4]
Issuance of shares through conversion of convertible notes		4,860,427		2,650,000
Issuance of shares for business acquisition		$ 257,500
Decrease in subscription receivable due to reduction of work by professionals	[1]			(2,766,856)
Business Combination	[5]			$ (6,028,690)

[1]	On January 10, 2023, the Company issued 1,365 ordinary shares (0.45 Ordinary Shares as adjusted by all Reverse Stock Splits done as of this report) to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 3,450 shares (1.15 Ordinary Shares as adjusted by all Reverse Stock Splits done as of this report) to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements
[2]	The Company had issued 50 Class A Ordinary Shares to A SPAC (Holdings) Group Corp, pursuant to a one year consulting services agreement commencing on February 3, 2025.
[3]	During the year ended December 31, 2025, the Company had issued 141,661 shares after taking account of the reverse stock split on Feb 11, 2025 and May 6, 2025, August 3, 2025, December 1, 2025, January 26, 2026 and March 16, 2026 respectively.
[4]	On November 21, 2024, the Company entered into a Common Shares Purchase Agreement (the “White Lion Purchase Agreement”) with White Lion Capital, LLC (“White Lion”) and a related Registration Rights Agreement (the “RRA”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, within 36 months from the Agreement effective date up to One Hundred Million Dollars ($100,000,000) in aggregate gross purchase price of newly issued Ordinary Shares, with an automatic increase to Three Hundred Million Dollars ($300,000,000) upon any substantial M&A or Material Transaction (as defined in the White Lion Purchase Agreement) and a further option to increase to Five Hundred Million Dollars ($500,000,000) after Two Hundred and Fifty Million Dollars ($250,000,000) has been issued and sold to White Lion under the White Lion Purchase Agreement, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The White Lion Purchase Agreement was included as Exhibit 10.27 of the Form F-1 registration statement filed on December 5, 2024.
[5]	Upon de-spac business combination, additional paid-in capital and capital reserve of Legacy NewGenIvf was combined with additional paid-in capital and accumulated net losses of the A SPAC I Acquisition Corp and added into the additional paid-in capital of NewGenIvf Group upon the reverse take-over.